FINANCIAL ASSETS AND LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
FINANCIAL ASSETS AND LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS

6)	FINANCIAL ASSETS AND LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS

a)	Financial assets at fair value through profit or loss

	R$ thousands
	On December 31, 2024	On December 31, 2023
Financial assets
Brazilian government bonds	263,224,363	282,586,266
Bank debt securities	36,983,297	43,844,816
Corporate debt and marketable equity securities	41,637,680	36,257,756
Mutual funds	9,368,468	9,323,075
Brazilian sovereign bonds	366,034	54,167
Foreign governments securities	468,521	118,948
Derivative financial instruments	19,834,985	15,413,349
Total	371,883,348	387,598,377

b)	Maturity

	R$ thousands
	On December 31, 2024	On December 31, 2023
Maturity of up to one year	53,549,658	95,034,235
Maturity of one to five years	228,464,602	201,297,811
Maturity of five to 10 years	57,839,535	58,350,432
Maturity of over 10 years	8,119,026	7,911,872
No stated maturity	23,910,527	25,004,027
Total	371,883,348	387,598,377

The financial instruments pledged as collateral classified as “Financial assets at fair value through profit or loss”, totaled R$15,626,382 thousand on December 31, 2024 (R$32,772,513 thousand on December 31, 2023), being composed primarily of Brazilian government bonds.

c)	Liabilities at fair value through profit or loss

	R$ thousands
	On December 31, 2024	On December 31, 2023
Derivative financial instruments	16,240,611	15,542,220
Total	16,240,611	15,542,220